Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2015
Investments in Unconsolidated Affiliates [Abstract]
Investments in Unconsolidated Affiliates
Note 7 – Investments in Unconsolidated Affiliates

The Partnership’s unconsolidated investments consist of a 38.8% non-operated ownership interest in Gulf Coast Fractionators LP (“GCF”) and three non-operated joint ventures in South Texas: 75% interest in T2 LaSalle; 50% interest in T2 Eagle Ford; and 50% interest in T2 EF Co-Gen (together the “T2 Joint Ventures”). The T2 Joint Ventures were formed to provide services for the benefit of the joint interest owners. The T2 Joint Ventures have capacity lease agreements with the joint interest owners, which cover the costs of operations of the T2 Joint Ventures. The terms of these joint venture agreements do not afford the Partnership the degree of control required for consolidating them in its consolidated financial statements, but do afford it the significant influence required to employ the equity method of accounting.

The following table shows the activity related to the Partnership’s investments in unconsolidated affiliates:

	GCF	T2 LaSalle	T2 Eagle Ford	T2 Cogen	Total
December 31, 2012	$53.1	$—	$—	$—	$53.1

Equity earnings	14.8	—	—	—	14.8

Cash distributions (1)	(12.0)	—	—	—	(12.0)

December 31, 2013	$55.9	$—	$—	$—	$55.9

Equity earnings	18.0	—	—	—	18.0

Cash distributions (1)	(23.7)	—	—	—	(23.7)

December 31, 2014	$50.2	$—	$—	$—	$50.2

Fair value of T2 Joint Ventures acquired	—	67.5	126.7	20.3	214.5
Equity earnings (loss)	13.8	(3.9)	(9.4)	(3.0)	(2.5)
Cash distributions (1)	(14.5)	—	—	(0.5)	(15.0)
Cash calls for expansion projects	—	—	6.5	5.2	11.7

December 31, 2015	$49.5	$63.6	$123.8	$22.0	$258.9

(1)	Includes $1.2 million in distributions from GCF and T2 Joint Ventures received in excess of the Partnership’s share of cumulative earnings for the year ended December 31, 2015. Includes $5.7 million in distributions from GCF in excess of the Partnership’s share of cumulative earnings for the year ended December 31, 2014. Such excess distributions are considered a return of capital and are disclosed in cash flows from investing activities in the Consolidated Statements of Cash Flows.
The recorded value of the T2 Joint Ventures is based on fair values at the date of acquisition which results in an excess fair value of $39.9 million over the book value of our partner capital accounts. This basis difference is attributable to depreciable tangible assets and is being amortized over the estimated useful lives of the underlying assets of 20 years on a straight-line basis and is included as a component of equity earnings. See Note 4 - Business Acquisitions for further information regarding the fair value determinations related to the Atlas mergers.